LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
SCHEDULE OF LEASE COST

The following table summarizes the lease costs recognized in the consolidated statements of earnings:

	For the Year Ended December 31,
	2023	2022
Operating lease cost	$-	$4,461
Short-term lease cost	7,686	2,005
Variable lease cost	-	-
Total lease cost	$7,686	$6,466

SCHEDULE OF SUPPLEMENTARY CASH FLOW INFORMATION

The following table presents supplementary cash flow information regarding the company’s leases:

	For the Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating activities	$-	$4,461
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$-
Reduction of right-of-use assets and lease liabilities for cancelation of old leases	$-	$9,048